OTHER EQUITY INSTRUMENTS (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure Of Other Equity Instruments Explanatory [Abstract]
Schedule of Other Equity Instruments

	2021	2020	2019
	£m	£m	£m
At 1 January	5,906	5,906	6,491
Issued in the year:
US Dollar notes ($500 million nominal)	—	—	396
Sterling notes (£500 million nominal)	—	—	500
	—	—	896
Redemptions	—	—	(1,481)
Profit for the year attributable to other equity holders	429	453	466
Distributions on other equity instruments	(429)	(453)	(466)
At 31 December	5,906	5,906	5,906